Commitments and Contingencies	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies

Note 5—Commitments and Contingencies:

Operating Lease:

On February 4, 2011, Puma executed a seven month lease agreement effective March 1, 2011 for new office space that requires monthly payments of $1,657 and expires on September 30, 2011. Puma has renewed the lease on a month-to-month basis. Concurrent with the execution of the lease agreement, Puma provided the landlord with a security deposit in the amount of $1,897.

License Agreement:

On August 18, 2011, Puma entered into an exclusive license agreement with a large pharmaceutical company for the worldwide rights to make, use, lease and sell neratinib. The license agreement became effective October 4, 2011 upon the closing of a private equity placement and notification to the pharmaceutical company that Puma issued and sold equity securities resulting in gross proceeds of at least $25 million and that the net worth of Puma immediately following such financing was at least $22.5 million. The license agreement requires Puma to make aggregate milestone payments of up to $187.5 million, payable upon the achievement of certain regulatory and sales milestones. Should neratinib become commercialized, Puma will be obligated to pay to the pharmaceutical company an annual royalty based on net sales of the product.